Franchise Arrangements	12 Months Ended
Dec. 31, 2013
Franchise Arrangements [Abstract]
Franchise Arrangements

14.Franchise arrangements

Individual franchise arrangements generally include a lease and a license and provide for payment of initial fees as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The Company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. Franchisees pay related occupancy costs including property taxes, insurance and maintenance.  Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

At December 31, 2013 and 2012, net property and equipment under franchise arrangements totaled $191,422 and $211,139, respectively (including land of $58,976 and $63,839, respectively).

Revenues from franchised restaurants for fiscal years 2013, 2012 and 2011 consisted of:

	2013	2012	2011
Rent.................................................................	$171,859	$161,591	$152,380
Initial fees (i) ...............................................	929	780	514
Royalty fees (ii) ...............................................	639	652	627
Total...............................................................	$173,427	$163,023	$153,521

(i)	Disclosed net of initial fees paid to McDonald’s Corporation for $1,150, $882 and $518 in 2013, 2012 and 2011, respectively.
(ii)	Disclosed net of royalties fees paid to McDonald’s Corporation for $69,933, $65,756 and $60,261 in 2013, 2012 and 2011, respectively.

At December 31, 2013, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total

2014.........................................................	$21,899	$20,053	$41,952
2015.........................................................	20,508	17,505	38,013
2016.........................................................	18,363	15,124	33,487
2017.........................................................	16,401	13,992	30,393
2018.........................................................	13,565	13,052	26,617
Thereafter.................................................	70,099	60,996	131,095
Total.........................................................	$160,835	$140,722	$301,557